Inventories	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Inventories
12.	Inventories

	December 31,
	2018	2019
	(in thousands)
Finished goods	$9,406,248	9,005,001
Work-in-progress	11,133,846	9,537,700
Raw materials	5,769,010	4,917,371
	$26,309,104	23,460,072

For the years ended December 31, 2017, 2018 and 2019, the amounts recognized as cost of sales in relation to inventories were $279,986,522 thousand, $279,494,885 thousand and $268,335,751 thousand, respectively. Charges for inventories written down to net realizable value, which were also included in cost of sales, amounted to $3,756,726 thousand, $5,171,752 thousand and $5,185,504 thousand for the years ended December 31, 2017, 2018 and 2019, respectively.

As at December 31, 2018 and 2019, none of the Company’s inventories was pledged as collateral.